COMMON STOCK REPURCHASE AND ISSUANCE	12 Months Ended
Dec. 31, 2014
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES [Abstract]
COMMON STOCK PURCHASE AND OPTION TO PURCHASE ADDITIONAL SHARES

NOTE 9—COMMON STOCK REPURCHASE AND ISSUANCE

On August 12, 2011, the Company's Board of Directors approved a repurchase program of up to $20 million of its ordinary shares outstanding over the 12 months through August 15, 2012. In the third quarter of 2012, the Company's Board of Directors had approved the extension of the repurchase program to August 2013. The Company repurchased 4,174,875 at the cost of $15.1 million under this program. On November 30, 2012, the Company announced a commencement of a tender offer (the Tender Offer) to purchase up to 8,333,333 of its ordinary shares at a price of $3.6 per share. The Tender Offer expired on January 3, 2013. The Company purchased 8,333,333 of the Company's ordinary shares at a cost of approximately $30 million under the Tender Offer. All the repurchased shares through the tender offer have been cancelled.

On January 17, 2014, The Company entered into the Share Purchase Agreement with Softbank and Shah Capital. The transaction was consummated on the same date. Pursuant to the Share Purchase Agreement, Softbank sold its entire stake in the Company, consisting of 4,883,875 ordinary shares with a par value of US $0.00375 par share (“Ordinary Shares”). The Company and Shah Capital repurchased 3,883,875 and 1,000,000 ordinary shares, respectively, for a price of $2.54 per Ordinary Share for total consideration paid by the Company of $9.9 million.

On March 11, 2014, the Company entered into a Subscription Agreement with Shah Capital. Pursuant to the Subscription Agreement, Shah Capital subscribed for and purchased 2,000,000 shares of common stock, with par value US$0.00375 per share, from the Company for a price of $2.67 per share. This price represents 1.3% premium to the 30 day weighted average of the Company's common stock price as of March 10, 2014. The transaction was consummated on the same date.

On November 12, 2014, the Company's Board of Directors approved a share repurchase program of up to $40.0 million of its ordinary shares outstanding over the 24 months through 2016. For the year ended December 31, 2014, the Company repurchased 166,421 shares at the cost of $0.4 million, and all of the repurchased shares under the repurchase program are classified as treasury shares of the Company until they are retired.